Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,599,392	$ 106,783,566
Non-current, Maturity	$ 210,558,388	21,315,003
Banco Santander (Overdraft line) [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	Upon expiration
Current, Maturity	$ 3	3
Banco Santander (Overdraft line) [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	Upon expiration
Current, Maturity		1
Banco Santander (Overdraft line) [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.49%
Nominal Interest Rate	0.42%
Amortization	Upon expiration
Current, Maturity	$ 1,991
Non-current, Maturity	$ 41,944,576
Scotiabank Chile [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.37%
Nominal Interest Rate	1.37%
Amortization	Upon expiration
Current, Maturity	$ 135,121
Non-current, Maturity	$ 126,703,500
Scotiabank Chile [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.95%
Nominal Interest Rate	1.95%
Current, Maturity		106,743,596
Inter-American Development Bank (BID) [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.50%
Nominal Interest Rate	1.50%
Current, Maturity	$ 25,389,270	39,966
Non-current, Maturity		21,315,003
Sumitomo Mitsui Banking Corp. NY [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.48%
Nominal Interest Rate	1.27%
Amortization	Upon expiration
Current, Maturity	$ 73,007
Non-current, Maturity	41,910,312
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	25,599,389	106,783,562
More than 90 Days [Member] | Banco Santander (Overdraft line) [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,991
More than 90 Days [Member] | Scotiabank Chile [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	135,121
More than 90 Days [Member] | Scotiabank Chile [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		106,743,596
More than 90 Days [Member] | Inter-American Development Bank (BID) [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	25,389,270	39,966
More than 90 Days [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	73,007
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,315,003
One to Two Years [Member] | Inter-American Development Bank (BID) [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,315,003
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,910,312
Two to Three Years [Member] | Sumitomo Mitsui Banking Corp. NY [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,910,312
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,944,576
Three to Four Years [Member] | Banco Santander (Overdraft line) [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,944,576
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	126,703,500
Four to Five Years [Member] | Scotiabank Chile [Member] | Enel Chile SA [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	126,703,500
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3	4
Less than 90 Days [Member] | Banco Santander (Overdraft line) [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3	3
Less than 90 Days [Member] | Banco Santander (Overdraft line) [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1